TAXATION - Loss by tax jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Loss from PRC operations		¥ 1,215,179	¥ 1,517,437	¥ 1,771,273
Loss from non-PRC operations		495,140	161,376	134,599
Total losses before tax	$ 262,118	¥ 1,710,319	¥ 1,678,813	¥ 1,905,872